Acquisitions and Business Combinations (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about business combination [abstract]
Disclosure of Fair Value of Assets Acquired and Liabilities Assumed
Goodwill arising from the acquisition has been recognised as follows:

	SA rand
Figures in million	2019	2018

Consideration paid	—	3 474
Fair value of net identifiable assets acquired	—	(3 172)

Goodwill	—	302
The fair values as at the effective date are as follows:

	SA rand
Figures in million	2019	2018

Property, plant and equipment	—	3 691
Environmental rehabilitation trust funds	—	382
Inventories	—	72
Deferred tax liabilities	—	(75)
Provision for environmental rehabilitation	—	(663)
Retirement benefit obligation	—	(10)
KOSH decant provision (refer to note 28)	—	(37)
Leave liabilities	—	(140)
Other payables	—	(48)

Fair value of net identifiable assets acquired	—	3 172